CHAPMAN AND CUTLER LLP                                   111 WEST MONROE STREET
                                                        CHICAGO, ILLINOIS 60603


                               September 7, 2012


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:        First Trust Exchange-Traded Fund
                (Registration Nos. 333-125751, 811-21774)
              ---------------------------------------------


Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund (the "Registrant"), we are transmitting for electronic filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, the exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the form of Prospectus for the Registrant filed pursuant to Rule 497(c) on August 30, 2012. The Registration Statement relates to First Trust CBOE S&P 500 VIX Tail Hedge Fund, a series of the Registrant.

      If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP


                                            By: /s/ Morrison C. Warren
                                                -------------------------------
                                                    Morrison C. Warren

Enclosures